CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Sep. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
EWC Ventures and its Subsidiaries [Member] | Class A Founders Units [Member]
Temporary Equity, Shares Authorized		8,309,193	8,309,193
Temporary Equity, Shares Issued		8,309,193	8,309,193
Temporary Equity, Shares Outstanding		8,309,193	8,309,193
EWC Ventures and its Subsidiaries [Member] | Common Class D [Member]
Temporary Equity, Shares Authorized		2,500,000	0
Temporary Equity, Shares Outstanding			0
Temporary Equity, Liquidation Preference		$ 26,670	$ 0
EWC Ventures and its Subsidiaries [Member] | Common Class A [Member]
Class Units Authorized		26,401,089	26,401,089
Class Units Issued		26,401,089	26,401,089
Class Units Outstanding		26,401,089	26,401,089
EWC Ventures and its Subsidiaries [Member] | Common Class B [Member]
Class Units Authorized		1	1
Class Units Issued		1	1
Class Units Outstanding		1	1
EWC Ventures and its Subsidiaries [Member] | Common Class C [Member]
Class Units Authorized		1,000	1,000
Class Units Issued		1,000	1,000
Class Units Outstanding		1,000	1,000
European Wax Center, Inc. and Subsidiaries | Class A Founders Units [Member]
Temporary Equity, Shares Authorized	0	8,309,193
Temporary Equity, Shares Issued	0	8,309,193
Temporary Equity, Shares Outstanding	0	8,309,193
European Wax Center, Inc. and Subsidiaries | Common Class D [Member]
Temporary Equity, Shares Authorized	0	2,500,000
Temporary Equity, Shares Issued	0	2,500,000
Temporary Equity, Shares Outstanding	0	2,500,000
Temporary Equity, Liquidation Preference		$ 26,670
European Wax Center, Inc. and Subsidiaries | Common Class A [Member]
Class Units Authorized	0	26,401,089
Class Units Issued	0	26,401,089
Class Units Outstanding	0	26,401,089
European Wax Center, Inc. and Subsidiaries | Common Class B [Member]
Class Units Authorized	0	1
Class Units Issued	0	1
Class Units Outstanding	0	1
European Wax Center, Inc. and Subsidiaries | Common Class C [Member]
Class Units Authorized	0	1,000
Class Units Issued	0	1,000
Class Units Outstanding	0	1,000